USAA Sustainable World Fund

Supplement dated March 1, 2022, to the Statutory Prospectus

dated October 1, 2021 ("Prospectus")

1.Effective March 1, 2022, Kristin Fong is added as a portfolio manager to the USAA Sustainable World Fund. The table under Portfolio Managers on page 9 of the Prospectus is amended to include Kristin Fong as follows:

	Title	Tenure with the Fund
Kristin Fong	Junior Portfolio Manager/Analyst, NewBridge	Since March 2022

2.Under the subheading for NewBridge under the section titled Portfolio Management on pages 27-28 of the Prospectus, the following disclosure is added:

Kristin Fong is a Junior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser since 2018. She has co-managed the Fund since March 2022.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Aggressive Growth Fund

Supplement dated March 1, 2022, to the Statutory Prospectus

dated December 1, 2021 ("Prospectus")

1.Effective March 1, 2022, Kristin Fong is added as a portfolio manager to the USAA Aggressive Growth Fund. The table under Portfolio Managers on page 7 of the Prospectus is amended to include Kristin Fong as follows:

	Title	Tenure with the Fund
Kristin Fong	Junior Portfolio Manager/Analyst, NewBridge	Since March 2022

2.Under the subheading for NewBridge under the section titled Portfolio Managers on page 19 of the Prospectus, the following disclosure is added:

Kristin Fong is a Junior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser since 2018. She has co-managed the Fund since March 2022.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth Fund

Supplement dated March 1, 2022, to the Statutory Prospectus

dated December 1, 2021 ("Prospectus")

1.Effective March 1, 2022, Kristin Fong is added as a portfolio manager to the USAA Growth Fund. The table under Portfolio Managers on page 6 of the Prospectus is amended to include Kristin Fong as follows:

	Title	Tenure with the Fund
Kristin Fong	Junior Portfolio Manager, Analyst NewBridge	Since March 2022

2.Under the subheading for NewBridge under the section titled Portfolio Managers on page 21 of the Prospectus, the following disclosure is added:

Kristin Fong is a Junior Portfolio Manager/Analyst of NewBridge and has been associated with the Adviser since 2018. She has co-managed the Fund since March 2022.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Aggressive Growth Fund

USAA Growth Fund

Supplement dated March 1, 2022, to the Statement of Additional Information dated December 1, 2021 ("SAI")

Effective March 1, 2022, Kristin Fong is added as a portfolio manager to the USAA Aggressive Growth Fund and the USAA Growth Fund (the "Funds").

The following information as of December 31, 2021, is added under the NewBridge Asset Management subsection of the Portfolio Manager Disclosure section on pages 84-85 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
		and Assets by Account Type		Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Kristin
Fong	4/$2,308.23	0/$0	13/$1,104.78	3/$2,290.35	0/$0	0/$0

Portfolio Ownership: As of December 31, 2021, Kristin Fong did not beneficially own any shares of the Funds that she manages.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth and Tax Strategy Fund

Supplement dated March 1, 2022, to the Statutory Prospectus

dated October 1, 2021 ("Prospectus")

1.Effective March 1, 2022, references in the Prospectus to Jacob Weaver as a portfolio manager for Northern Trust Investments, Inc. ("NTI") are removed. Andy Kunzweiler is added as a portfolio manager to the USAA Growth and Tax Strategy Fund. The table under Portfolio Managers on page 9 of the Prospectus is amended to include Andy Kunzweiler as follows:

	Title	Tenure with the Fund
Andy Kunzweiler	Senior Portfolio Manager, NTI	Since March 2022

2.Under the section titled Portfolio Management on pages 28-29 of the Prospectus, the following disclosure is added:

Andy Kunzweiler is a Senior Portfolio Manager on the Global Equity team for Northern Trust. He specializes in the implementation of Tax Advantaged and Quantitative Equity strategies for taxable and non-taxable clients, including insurance companies, nuclear decommissioning trusts, family offices, endowments and ultra-high net worth individuals. Prior to joining the Global Equity team in 2013, Andy was an analyst with the Swiss National Bank's Stabilization Fund. Prior to the Stabilization Fund, Andy was in the analyst program at UBS rotating through Equity Capital Markets and Correlation Trading desks. Andy received a B.S. in Finance and Accounting from Boston College. He is a CFA Charterholder and is a member of the CFA Society of Chicago and the CFA Institute.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth and Tax Strategy Fund

USAA Sustainable World Fund

Supplement dated March 1, 2022, to the Statement of Additional Information

dated October 1, 2021 ("SAI"), as supplemented

1.Effective March 1, 2022, references in the SAI to Jacob Weaver as a portfolio manager to the USAA Growth and Tax Strategy Fund for Northern Trust Investments, Inc. ("NTI") are removed.

2.Effective March 1, 2022, Andy Kunzweiler is added as a portfolio manager to the USAA Growth and Tax Strategy Fund.

The following information as of December 31, 2021, is added under the NTI subsection of the Portfolio Manager Disclosure section on page 86 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Andy	0/$0	0/$0	1,001/$18.0B	0/$0	0/$0	0/$0
Kunzweiler

Portfolio Ownership: As of December 31, 2021, Andy Kunzweiler did not beneficially own any shares of the Fund that he manages.

3.Effective March 1, 2022, Kristin Fong is added as a portfolio manager to the USAA Sustainable World Fund.

The following information as of December 31, 2021, is added under the NewBridge Asset Management subsection of the Portfolio Manager Disclosure section on page 82 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
		and Assets by Account Type		Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Kristin
Fong	4/$2,308.23	0/$0	13/$$1,104.78	3/$2,290.35	0/$0	0/$0

Portfolio Ownership: As of December 31, 2021, Kristin Fong did not beneficially own any shares of the Fund that she manages.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.